Mineral property, plant and equipment (Tables)	9 Months Ended
May 31, 2025
Mineral Property Plant And Equipment
Schedule of mineral property, plant and equipment

	Exploration and evaluation expenditures(1)	Mineral properties	Processing plant and related infrastructure	Machinery and equipment(2)	Right-of-use assets	Other(3)	Total
Cost
As at August 31, 2024	$2,281	$48,161	$29,948	$2,041	$1,721	$192	$84,344
Additions	754	2,742	3,448	205	3,326	—	10,475
As at May 31, 2025	3,035	50,903	33,396	2,246	5,047	192	94,819
Accumulated depreciation
As at August 31, 2024	$—	$2,876	$2,465	$1,067	$38	$81	$6,527
Depreciation	—	1,409	386	231	614	15	2,655
As at May 31, 2025	—	4,285	2,851	1,298	652	96	9,182
Net book value
As at August 31, 2024	$2,281	$45,285	$27,483	$974	$1,683	$111	$77,817
As at May 31, 2025	3,035	46,618	30,545	948	4,395	96	85,637
(1)	Represents exploration and evaluation expenditures related to the Anfield and Stamford Bridge deposits on the Buckreef property.
(2)	Includes automotive and computer equipment and software.
(3)	Includes leasehold improvements.